Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 12,528	$ 9,404
Income tax expense	1,693	1,191
Comprehensive income for the period	2,137	(39)
Current assets	16,843		$ 17,784
Current liabilities	20,395		21,283
Cash provided by operating activities	2,381	5,139
Cash used in investing activities	(3,700)	(4,060)
Cash used in financing activities	(225)	(381)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	12,528	9,404
Depreciation	906	484
Accretion expense	188	140
Income tax expense	1,693	1,191
Comprehensive income for the period	2,568	2,061
Current assets	10,746		11,297
Non-current assets	83,681		78,952
Current liabilities	(17,057)		(16,973)
Non-current liabilities	(13,863)		(11,528)
Advances from parent, net	(29,371)		$ (30,210)
Cash provided by operating activities	3,572	6,110
Cash used in investing activities	(3,675)	(4,057)
Cash used in financing activities	$ (1,090)	$ (1,089)